TAXATION (Earnings Before Income Taxes) (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Tax [Line Items]
Income before income taxes and equity in (loss)/income of affiliated companies	$ 147,965,917	¥ 958,493,615	¥ 582,313,610	¥ 233,639,303
CAYMAN ISLANDS [Member]
Income Tax [Line Items]
Income before income taxes and equity in (loss)/income of affiliated companies		(7,990,185)	73,497,948	(252,710,798)
PRC [Member]
Income Tax [Line Items]
Income before income taxes and equity in (loss)/income of affiliated companies		850,301,335	695,671,595	334,511,152
Other Countries [Member]
Income Tax [Line Items]
Income before income taxes and equity in (loss)/income of affiliated companies		¥ 116,182,465	¥ (186,855,933)	¥ 151,838,949